CORPORATE BORROWINGS - Narrative (Details) $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 12,160			$ 11,390
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.50%	4.50%	4.50%	4.20%	4.20%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 71			$ 76
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,500			2,400
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 3.3		$ 3,300
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0		¥ 10.0